INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS
NOTE 7 -	INTANGIBLE ASSETS

Intangible assets:

	December 31,
	2024	2023
Commercial license
Cost	$2,509	$2,509
Accumulated amortization	(956)	(686)
Amortized cost	$1,553	$1,823

In September 2020, Piedmont signed a 10-year agreement for the commercial MRO services for aviation components. Under this contract Honeywell licensed Piedmont as an authorized MRO station of APU  331-20X.

Estimated amortization expenses for the five succeeding years are $279 thousand per year.